UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                March 31, 2009
                                               --------------------------------


Check here if Amendment [ ]: Amendment Number:
                                               --------------------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
             ----------------------------
Address:           2 Bloor Street East, Suite 810
             ------------------------------------
                   Toronto, Ontario M4W 1A8
             ------------------------------


Form 13F File Number:            028-13428
                     ---------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
        ------------------------------
Title:       Chief Financial Officer
        ------------------------------
Phone:       (647) 724-8911
        ------------------------------

Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada       May 15, 2009
----------------------------        -----------------       ------------
      [Signature]                      [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         N/A
                                               ----------------------------

Form 13F Information Table Entry Total:                     9
                                               ----------------------------

Form 13F Information Table Value Total:                  $54,330
                                               ----------------------------

                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                        WEST FACE CAPITAL INC.
                                                               FORM 13F
                                                     Quarter Ended March 31, 2009

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                               CLASS                         VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                               -----                         -----      -------   ---  ---- ----------  -----       ----------------
NAME OF ISSUER                 TITLE             CUSIP      (X$1,000)   PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE SHARED NONE
--------------                 -----             -----      ---------   -------   ---  ---- ---------- --------     ---- ------ ----
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE ENERGY INCOME FD         TR UNIT       00762L101        63       25,900 SH        SOLE                    25,900
------------------------------------------------------------------------------------------------------------------------------------
BRISTOW GROUP INC                    COM         110394103     3,096      144,469 SH        SOLE                   144,469
------------------------------------------------------------------------------------------------------------------------------------
GOLD RESV INC                        CL A        38068N108       255      380,000 SH        SOLE                   380,000
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GOLD RESV INC                  NOTE 5.500% 6/1   38068NAB4     7,761   17,945,000 PRN       SOLE                               NONE
------------------------------------------------------------------------------------------------------------------------------------
PETRO-CDA                            COM         71644E102    31,074    1,156,800 SH        SOLE                 1,156,800
------------------------------------------------------------------------------------------------------------------------------------
PHI INC                          COM NON VTG     69336T205     4,981      499,110 SH        SOLE                               NONE
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PRECISION DRILLING TR              TR UNIT       740215108     4,502    1,679,900 SH        SOLE                 1,679,900
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UNITED RENTALS INC                   COM         911363109       270       64,057 SH        SOLE                    64,057
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VAN KAMPEN SENIOR INCOME TR          COM         920961109     2,328      978,100 SH        SOLE                   978,100
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